FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured and recorded at fair value on recurring basis

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2022:

	March 31, 2022
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Forward contract assets	—	—	36	36

Liabilities:
Warrant liabilities	—	—	196,390	196,390